Taxation - Schedule of Reconciliation of Income Tax Expense Benefit (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Income before tax	$ 1,650	$ 7,294
Income before tax multiplied by the standard rate of Canadian corporate tax of 26.5%	437	1,933
Income taxes recorded at rates different from the Canadian tax rate	(226)	(335)
Tax losses for which no benefit is recognized	77	21
Net non-taxable foreign exchange and other gains and losses	(86)	(3)
Tax (benefit) expense on changes in statutory intercompany investment values	(50)	34
Derecognition (recognition) of tax losses that arose in prior years due to changes in statutory intercompany investment values	50	(34)
Provision for uncertain tax positions	30	5
Derecognition (recognition) of tax assets that arose in prior years	68	(3)
Recognition of tax attributes of foreign subsidiaries	(29)
Impact of tax law changes	(13)	(17)
Research and development credits	(13)	(10)
Other adjustments related to prior years	6	11
Withholding taxes	4	8
Other differences	4	(3)
Total tax expense	$ 259	$ 1,607